Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 13,753	$ 12,848	$ 13,883	$ 39,726	$ 42,403